PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 95.2%
Common Stocks 94.0%
Belgium 2.3%
UCB SA	581,101	$124,852,519
Brazil 9.7%
Embraer SA, ADR	2,916,679	167,942,377
MercadoLibre, Inc.*	115,130	273,305,956
NU Holdings Ltd. (Class A Stock)*	6,727,178	82,206,115
		523,454,448
Canada 5.5%
Constellation Software, Inc.	33,261	114,749,490
Shopify, Inc. (Class A Stock)*(a)	1,487,971	181,844,936
		296,594,426
China 6.8%
BYD Co. Ltd. (Class H Stock)	9,452,245	138,010,885
Xiaomi Corp. (Class B Stock), 144A*	33,508,627	225,444,429
		363,455,314
France 12.1%
EssilorLuxottica SA	242,665	72,157,541
Hermes International SCA	65,493	160,162,475
L’Oreal SA	356,460	157,727,688
Safran SA	784,254	258,608,881
		648,656,585
Germany 11.2%
Rheinmetall AG	129,518	256,380,668
SAP SE	759,767	217,259,778
Siemens Energy AG*	1,122,875	130,005,091
		603,645,537
India 3.5%
Eternal Ltd.*	28,624,444	99,902,540
MakeMyTrip Ltd.*(a)	913,690	85,512,247
		185,414,787
Italy 6.8%
Brunello Cucinelli SpA	1,360,038	152,518,540
Ferrari NV	346,326	151,866,619
Moncler SpA	1,175,800	62,708,501
		367,093,660
Japan 2.9%
Keyence Corp.	138,067	49,943,177
Nintendo Co. Ltd.	1,258,894	105,217,037
		155,160,214
Netherlands 4.7%
Adyen NV, 144A*	68,286	117,120,875
Argenx SE*	198,105	133,053,227
		250,174,102

PGIM Jennison International Opportunities Fund

PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
New Zealand 1.8%
Xero Ltd.*			821,456	$94,599,390
Singapore 3.7%
Sea Ltd., ADR*			1,259,332	197,274,358
Spain 2.0%
Industria de Diseno Textil SA			2,248,885	107,422,658
Switzerland 5.0%
Cie Financiere Richemont SA (Class A Stock)			375,901	61,375,735
Galderma Group AG			919,371	141,691,747
On Holding AG (Class A Stock)*			1,372,603	66,667,328
				269,734,810
Taiwan 6.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR			1,345,371	325,068,541
United Kingdom 3.6%
Compass Group PLC			5,477,227	192,466,880
United States 6.3%
CyberArk Software Ltd.*			250,591	103,110,679
Schneider Electric SE			161,042	41,676,610
Spotify Technology SA*(a)			309,294	193,785,062
				338,572,351

Total Common Stocks (cost $3,494,455,931)				5,043,640,580
Preferred Stock 1.2%
Germany
Sartorius AG (PRFC)(a) (cost $90,395,944)			317,993	67,717,235

Total Long-Term Investments (cost $3,584,851,875)				5,111,357,815
Short-Term Investments 5.7%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wb)	204,716,966	204,716,966
PGIM Institutional Money Market Fund (7-day effective yield 4.528%) (cost $100,004,805; includes $99,820,760 of cash collateral for securities on loan)(b)(wb)	100,078,058	100,008,003

Total Short-Term Investments (cost $304,721,771)				304,724,969

TOTAL INVESTMENTS 100.9% (cost $3,889,573,646)				5,416,082,784
Liabilities in excess of other assets (0.9)%				(48,704,539)

Net Assets 100.0%				$5,367,378,245

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
PRFC—Preference Shares

*	Non-income producing security.

PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,850,280; cash collateral of $99,820,760 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Jennison International Opportunities Fund